Leases (Details) - Schedule of amounts recognized in profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Interest expenses on lease liability	$ 180	$ 237	$ 390
Expenses relating to leases	3,723	1,592	925
Total	$ 3,903	$ 1,829	$ 1,315